UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:   Managed Account Series

Advantage Global SmallCap Fund

Mid Cap Dividend Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East

52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 102.2%

Australia — 1.4%
CSR Ltd.	81,229	$178,778
Iluka Resources Ltd.	18,924	112,300
Regis Resources Ltd.	117,500	364,654
Shopping Centres Australasia Property Group	88,505	171,307
Washington H Soul Pattinson & Co. Ltd.	177	3,405

		830,444

Austria — 0.2%
Telekom Austria AG	452	3,322
Wienerberger AG	4,212	94,569

		97,891

Belgium — 0.1%
Barco NV	21	2,356
Galapagos NV (a)	417	42,093

		44,449

Brazil — 1.1%
B2W Cia Digital (a)	385	3,810
Minerva SA (a)	22,000	31,347
SLC AgriCola SA	32,931	395,393
Tupy SA	41,404	211,249
Yamana Gold, Inc.	4,870	10,153

		651,952

Canada — 3.7%
Aecon Group, Inc.	42,262	595,450
Aritzia, Inc., Subordinate Voting Shares (a)	2,901	39,891
Canaccord Genuity Group, Inc.	1,801	8,824
Capital Power Corp.	342	7,022
Dream Office Real Estate Investment Trust	32,356	591,767
Enghouse Systems Ltd.	2,602	133,699
Fortuna Silver Mines, Inc. (a)	4,661	14,979
Interfor Corp. (a)	5,590	63,109
Martinrea International, Inc.	5,352	43,262
Pason Systems, Inc.	14,691	220,368
Surge Energy, Inc.	3,168	3,600
TFI International, Inc.	9,645	320,496
Trevali Mining Corp. (a)	649,950	237,253

		2,279,720

China — 1.2%
361 Degrees International Ltd.	177,000	43,879
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	46,000	77,340
China Lilang Ltd.	20,000	16,374
China Pioneer Pharma Holdings Ltd. (a)	41,000	6,708
China Shineway Pharmaceutical Group Ltd.	19,000	23,761
China Suntien Green Energy Corp. Ltd., H Shares	165,000	45,248
CITIC Telecom International Holdings Ltd.	98,000	33,279
CT Environmental Group Ltd.	176,000	7,340
Konka Group Co. Ltd., Class B	100	28
Li Ning Co. Ltd. (a)	18,000	19,369
Lonking Holdings Ltd.	1,144,000	298,814
Phoenix New Media Ltd. — ADR (a)	2,151	7,636
Shanghai Haohai Biological Technology Co. Ltd., H Shares (b)	1,500	7,731
Shougang Fushan Resources Group Ltd.	82,000	17,308
Tianneng Power International Ltd.	84,000	76,931
West China Cement Ltd.	124,000	19,571
Xinyuan Real Estate Co. Ltd. — ADR	8,832	36,741
Xtep International Holdings Ltd.	12,500	6,712

		744,770

Denmark — 2.2%
GN Store Nord A/S	10,270	359,054
Rockwool International A/S, Class B	768	199,964

Security	Shares	Value
Denmark (continued)
Royal Unibrew A/S (a)	10,605	$769,979
Topdanmark A/S	539	24,508

		1,353,505

Finland — 1.5%
Kesko OYJ, Class B	2,852	166,222
Outokumpu OYJ	17,619	73,615
Ramirent OYJ	25,697	163,325
Sanoma OYJ	47,477	490,219

		893,381

France — 1.1%
Cie des Alpes	216	6,308
Gaztransport Et Technigaz SA	8,664	648,123
Mersen SA	831	23,753

		678,184

Germany — 1.6%
Amadeus Fire AG	2,415	258,253
CTS Eventim AG & Co. KGaA	151	5,816
Elmos Semiconductor AG	7,641	163,137
Isra Vision AG	128	5,013
Jenoptik AG	12,239	372,379
MorphoSys AG (a)	265	30,393
Salzgitter AG	2,168	69,975
Software AG	779	31,911
Takkt AG	757	12,153
Wuestenrot & Wuerttembergische AG	1,374	27,209

		976,239

Hong Kong — 1.0%
Champion REIT	178,000	123,967
CK Life Sciences Int’l Holdings, Inc.	76,000	3,609
Giordano International Ltd.	126,000	58,114
HKBN Ltd.	257,000	400,869
Regal Real Estate Investment Trust	19,000	5,271
Road King Infrastructure Ltd.	15,000	25,589
Sa Sa International Holdings Ltd.	46,000	18,737
Studio City International Holdings Ltd. — ADR (a)	2	29

		636,185

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	40,802	64,279

India — 2.8%
Allcargo Logistics Ltd.	6,210	9,370
Gujarat State Petronet Ltd.	2,364	6,348
KEC International Ltd.	13,039	55,016
KPIT Technologies Ltd.	157,106	471,207
Manappuram Finance Ltd.	67,550	83,860
Mphasis Ltd.	29,261	422,273
NIIT Technologies Ltd.	24,953	390,956
Reliance Capital Ltd.	7,262	23,646
Repco Home Finance Ltd.	6,762	35,917
Sanofi India Ltd.	869	76,817
Sterlite Technologies Ltd.	20,923	104,723
Vakrangee Ltd.	91,712	42,482

		1,722,615

Indonesia — 0.0%
Japfa Comfeed Indonesia Tbk PT	39,700	5,620

Israel — 1.1%
Mellanox Technologies Ltd. (a)	2,290	212,581
Radware Ltd. (a)	21,479	489,936

		702,517

Italy — 0.4%
Hera SpA	23,950	65,910
Interpump Group SpA	242	7,200
RAI Way SpA (b)	27,810	132,944

1

Schedule of Investments (unaudited) (continued) November 30, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Unipol Gruppo SpA	6,075	$25,243

		231,297

Japan — 11.4%
ADEKA Corp.	2,900	46,056
Advance Residence Investment Corp.	3	8,293
Advantest Corp.	1,700	36,816
Aida Engineering Ltd.	39,400	317,032
Anritsu Corp.	2,900	47,779
ASKA Pharmaceutical Co. Ltd.	5,000	54,225
Avex, Inc.	9,100	124,029
Capcom Co. Ltd.	4,400	86,691
CMIC Holdings Co. Ltd.	800	15,356
Corona Corp.	1,100	11,070
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,300	38,061
Daiwa Office Investment Corp.	10	61,873
Digital Garage, Inc.	600	16,466
Doutor Nichires Holdings Co. Ltd.	200	3,906
DTS Corp.	600	21,669
en-japan, Inc.	200	8,111
Ferrotec Holdings Corp.	19,100	178,941
France Bed Holdings Co. Ltd.	3,000	25,619
Frontier Real Estate Investment Corp.	94	365,523
Fukuda Denshi Co. Ltd.	100	5,911
Furukawa Co. Ltd.	500	6,343
Geo Holdings Corp.	1,600	26,933
Hachijuni Bank Ltd.	94,900	436,765
Heiwa Corp.	800	17,069
Hokuhoku Financial Group, Inc.	2,800	36,688
Horiba Ltd.	400	18,847
IBJ Leasing Co. Ltd.	4,200	103,761
Ichiyoshi Securities Co. Ltd.	600	5,067
Ines Corp.	13,700	153,476
Itochu Enex Co. Ltd.	800	7,530
Itochu-Shokuhin Co. Ltd.	300	14,077
Jaccs Co. Ltd.	900	16,335
Jafco Co. Ltd.	600	21,974
Japan Hotel REIT Investment Corp.	32	22,294
Japan Petroleum Exploration Co. Ltd.	3,200	66,443
Japan Rental Housing Investments, Inc.	61	46,616
Japan Steel Works Ltd.	4,400	80,690
J-Oil Mills, Inc.	300	10,698
Kaga Electronics Co. Ltd.	3,200	67,904
Kasai Kogyo Co. Ltd.	900	7,931
Kenedix Office Investment Corp.	4	26,287
Kissei Pharmaceutical Co. Ltd.	1,700	52,662
KYB Corp.	2,900	72,405
Kyokuto Securities Co. Ltd.	800	9,249
Leopalace21 Corp.	149,200	648,797
Lintec Corp.	5,300	119,937
Meitec Corp.	1,400	63,237
Mitsubishi Research Institute, Inc.	300	10,228
Mitsui E&S Holdings Co. Ltd. (a)	1,000	10,902
Mixi, Inc.	5,900	139,348
Mizuno Corp.	300	6,839
Modec, Inc.	200	4,979
Mori Hills REIT Investment Corp.	43	53,299
Mori Trust Sogo REIT, Inc.	208	301,741
Morinaga Milk Industry Co. Ltd.	100	2,941
Nakanishi, Inc.	4,300	81,260
Nippon Soda Co. Ltd.	2,800	66,765
Nissin Corp.	400	6,902
Nitto Kohki Co. Ltd.	300	6,626
Noevir Holdings Co. Ltd.	400	18,707
North Pacific Bank Ltd.	17,500	50,894
NSD Co. Ltd.	3,200	67,640
Okasan Securities Group, Inc.	3,000	14,764
Orix JREIT, Inc.	37	60,240

Security	Shares	Value
Japan (continued)
PeptiDream, Inc. (a)	800	$32,897
Press Kogyo Co. Ltd.	2,800	15,137
SanBio Co. Ltd. (a)	200	15,363
SCSK Corp.	1,200	47,683
Seino Holdings Co. Ltd.	2,700	40,149
Senshu Ikeda Holdings, Inc.	140,700	419,870
Shinko Electric Industries Co. Ltd.	24,000	170,818
Shizuoka Gas Co. Ltd.	5,900	50,852
Suruga Bank Ltd.	8,800	41,748
Takara Bio, Inc.	300	7,552
Takara Leben Co. Ltd.	125,700	380,617
Tamron Co. Ltd.	2,700	43,474
T-Gaia Corp.	1,600	34,140
TIS, Inc.	7,500	346,848
TOC Co. Ltd.	2,100	15,754
Tochigi Bank Ltd.	2,900	7,550
Toenec Corp.	200	5,528
Toho Holdings Co. Ltd.	400	10,626
Tokyo Kiraboshi Financial Group, Inc.	3,300	61,117
Tokyu REIT, Inc.	104	153,362
Toshiba Machine Co. Ltd.	15,700	275,745
TS Tech Co. Ltd.	1,100	32,030
Vital KSK Holdings, Inc.	2,700	28,912
Wacoal Holdings Corp.	1,800	49,156
Yamato Kogyo Co. Ltd.	1,000	26,245
Yurtec Corp.	2,000	16,497
Zeon Corp.	12,300	125,648

		6,992,835

Malaysia — 0.3%
Carlsberg Brewery Malaysia Bhd	16,800	79,246
IGB Real Estate Investment Trust	38,200	15,734
Malaysian Pacific Industries Bhd	33,000	79,254

		174,234

Malta — 0.4%
Kindred Group PLC — SDR	23,800	232,679

Mexico — 1.0%
Bolsa Mexicana de Valores SAB de CV	170,324	294,309
Corp. Inmobiliaria Vesta SAB de CV	147,000	183,445
Grupo Aeroportuario del Centro Norte SAB de CV	3,400	15,223
Grupo Comercial Chedraui SA de CV	62,586	114,940
Macquarie Mexico Real Estate Management SA de CV	23,700	20,936

		628,853

Netherlands — 0.0%
Arcadis NV	2,252	28,402

Norway — 1.6%
Aker Solutions ASA (a)	55,270	279,177
TGS NOPEC Geophysical Co. ASA	24,653	692,235

		971,412

Poland — 0.2%
Asseco Poland SA	395	5,011
Energa SA (a)	15,435	37,107
Tauron Polska Energia SA (a)	168,076	100,210

		142,328

Portugal — 1.2%
Altri SGPS SA	58,330	425,528
Semapa-Sociedade de Investimento e Gestao	5,259	83,114
Sonae SGPS SA	231,190	219,420

		728,062

Puerto Rico — 0.0%
EVERTEC, Inc.	814	22,247

2

Schedule of Investments (unaudited) (continued) November 30, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.0%
Yanlord Land Group Ltd.	18,600	$17,555

South Africa — 0.8%
Adcock Ingram Holdings Ltd.	7,721	32,313
African Rainbow Minerals Ltd.	2,804	24,467
Astral Foods Ltd.	32,521	411,829
Blue Label Telecoms Ltd. (a)	128,456	48,662

		517,271

South Korea — 0.6%
Binggrae Co. Ltd.	2,664	175,369
Cell Biotech Co. Ltd.	289	7,535
Genexine Co. Ltd. (a)	53	3,730
Green Cross Holdings Corp.	229	4,948
Samchully Co. Ltd.	268	23,035
Samjin Pharmaceutical Co. Ltd.	1,685	65,327
Taekwang Industrial Co. Ltd.	70	84,928

		364,872

Spain — 0.2%
Almirall SA	1,031	17,633
Atresmedia Corp. de Medios de Comunicacion SA	8,989	50,585
Grupo Catalana Occidente SA	151	5,999
Mediaset Espana Comunicacion SA	3,392	23,654
Pharma Mar SA (a)(c)	5,658	6,913

		104,784

Sweden — 2.5%
Betsson AB (a)	37,281	301,472
BioGaia AB, Class B	375	14,047
Biotage AB	5,362	68,550
NetEnt AB	59,383	253,154
Nobina AB (b)	31,171	200,181
SSAB AB, Class B	1,780	5,182
Swedish Orphan Biovitrum AB (a)	1,901	41,053
Vitrolife AB	458	7,820
Wihlborgs Fastigheter AB	55,104	629,401

		1,520,860

Switzerland — 0.6%
Galenica AG (b)	1,682	78,287
Idorsia Ltd. (a)	389	7,431
Kardex AG, Registered Shares	182	21,668
Logitech International SA, Registered Shares	1,625	54,825
OC Oerlikon Corp. AG, Registered Shares	1,564	18,395
Swissquote Group Holding SA, Registered Shares	4,005	191,635

		372,241

Taiwan — 1.4%
Coretronic Corp.	308,000	402,451
E Ink Holdings, Inc.	37,000	38,251
Elan Microelectronics Corp.	19,000	43,818
Formosa Advanced Technologies Co. Ltd.	62,000	65,650
Radiant Opto-Electronics Corp.	82,000	225,429
Sigurd Microelectronics Corp.	35,000	33,963
Tripod Technology Corp.	6,000	16,289
Wowprime Corp.	23,000	61,419

		887,270

Thailand — 1.6%
AP Thailand PCL — NVDR	512,000	106,021
Bangkok Chain Hospital PCL — NVDR	588,600	328,354
Beauty Community PCL	28,200	7,659
Quality Houses PCL — NVDR	465,000	41,932
SPCG PCL — NVDR	30,900	18,443
Thanachart Capital PCL — NVDR	266,000	431,544
Tisco Financial Group PCL — NVDR	8,100	19,744
TTW PCL — NVDR	15,100	5,602

		959,299

Security	Shares	Value

Turkey — 1.0%
Albaraka Turk Katilim Bankasi A/S	5,109	$1,235
Migros Ticaret A/S (a)(c)	2,807	8,438
Tekfen Holding A/S	157,487	605,461

		615,134

United Kingdom — 5.8%
Abcam PLC	2,201	31,932
Bodycote PLC	2,689	25,312
Bovis Homes Group PLC	56,433	619,753
Brewin Dolphin Holdings PLC	4,311	17,893
BTG PLC (a)	2,456	26,235
Dart Group PLC	9,413	100,527
Electrocomponents PLC	73,312	480,912
EMIS Group PLC	28,486	336,483
Fevertree Drinks PLC	3,866	118,374
Games Workshop Group PLC	1,921	74,442
Genus PLC	950	29,225
Grainger PLC	45,006	145,609
Hansteen Holdings PLC	4,999	5,956
IG Group Holdings PLC	56,988	430,617
Moneysupermarket.com Group PLC	39,902	155,534
National Express Group PLC	8,918	46,025
Pagegroup PLC	3,830	24,371
Renishaw PLC	60	3,286
Safestore Holdings PLC	2,608	17,564
Softcat PLC	3,376	25,959
SSP Group PLC	22,349	178,907
Stock Spirits Group PLC	11,184	27,263
Tate & Lyle PLC	45,763	419,444
Victrex PLC	536	16,799
William Hill PLC	90,907	188,059

		3,546,481

United States — 52.1%
ACADIA Pharmaceuticals, Inc. (a)	782	14,905
Acceleron Pharma, Inc. (a)	293	15,508
Achillion Pharmaceuticals, Inc. (a)	3,497	10,106
Acorda Therapeutics, Inc. (a)	725	14,812
AG Mortgage Investment Trust, Inc.	5,536	100,534
Agios Pharmaceuticals, Inc. (a)(c)	458	30,136
Aimmune Therapeutics, Inc. (a)	172	4,085
Alder Biopharmaceuticals, Inc. (a)	264	3,532
Allison Transmission Holdings, Inc.	2,387	112,452
AMAG Pharmaceuticals, Inc. (a)	496	8,953
AMC Networks, Inc., Class A (a)	1,995	119,421
American Eagle Outfitters, Inc.	17,040	356,647
American Equity Investment Life Holding Co.	779	26,587
Amicus Therapeutics, Inc. (a)	1,514	16,715
AnaptysBio, Inc. (a)	105	7,831
Arch Coal, Inc., Class A	3,005	244,216
Archrock, Inc.	9,284	94,697
Arena Pharmaceuticals, Inc. (a)(c)	349	14,312
Armstrong World Industries, Inc.	2,356	157,828
Array BioPharma, Inc. (a)	1,601	25,504
Arrowhead Pharmaceuticals, Inc. (a)	339	4,922
Asbury Automotive Group, Inc. (a)	4,817	332,951
ASGN, Inc. (a)	626	43,351
Aspen Technology, Inc. (a)	162	13,981
Assured Guaranty Ltd.	934	38,126
Atara Biotherapeutics, Inc. (a)	154	6,152
AVX Corp.	350	5,772
Beazer Homes USA, Inc. (a)	4,989	56,176
BGC Partners, Inc., Class A	305	3,215
Biglari Holdings, Inc., Class B (a)	54	7,725
BJ’s Restaurants, Inc.	3,088	167,740
Bloomin’ Brands, Inc.	24,940	487,577
Bluebird Bio, Inc. (a)	477	58,619
Blueprint Medicines Corp. (a)	346	19,850
Booz Allen Hamilton Holding Corp.	11,713	600,994
Boyd Gaming Corp.	678	16,828

3

Schedule of Investments (unaudited) (continued) November 30, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Brandywine Realty Trust	26,425	$377,085
BrightSphere Investment Group PLC	55,556	731,673
Brinker International, Inc.	1,544	78,868
Brown & Brown, Inc.	1,430	41,499
BRP, Inc., Subordinate Voting Shares	6,453	229,921
Bruker Corp.	6,024	199,635
Brunswick Corp.	4,588	243,348
Cabot Corp.	7,477	367,868
Cabot Microelectronics Corp.	2,314	248,709
Cara Therapeutics, Inc. (a)	487	8,854
Carrols Restaurant Group, Inc. (a)	2,591	28,553
CatchMark Timber Trust, Inc., Class A	2,271	18,827
Cheesecake Factory, Inc.	8,648	408,099
Chemed Corp.	2,057	651,616
ChemoCentryx, Inc. (a)	956	9,608
Chesapeake Utilities Corp.	247	21,252
Citi Trends, Inc.	3,335	68,368
Clovis Oncology, Inc. (a)	292	5,025
CNO Financial Group, Inc.	4,761	87,126
Cogent Communications Holdings, Inc.	704	34,137
Coherus Biosciences, Inc. (a)	1,028	11,370
Colfax Corp. (a)	301	7,507
Columbia Sportswear Co.	1,263	115,350
Comfort Systems USA, Inc.	9,897	521,176
ConnectOne Bancorp., Inc.	1,824	36,735
CONSOL Energy, Inc. (a)	273	9,380
Continental Building Products, Inc. (a)	1,021	29,180
CorePoint Lodging, Inc.	1,023	14,394
Cornerstone OnDemand, Inc. (a)	5,141	280,801
Covenant Transportation Group, Inc., Class A (a)(c)	2,180	49,660
Crane Co.	5,587	482,549
Curtiss-Wright Corp.	7,298	805,699
CytomX Therapeutics, Inc. (a)	222	3,064
Dana, Inc.	39,826	577,875
Deckers Outdoor Corp. (a)	366	48,766
Denali Therapeutics, Inc. (a)	274	5,253
DiamondRock Hospitality Co.	3,536	37,269
Diodes, Inc. (a)	189	6,583
Domtar Corp.	748	32,598
EastGroup Properties, Inc.	342	34,207
Editas Medicine, Inc. (a)	159	4,954
EMCOR Group, Inc.	1,328	96,758
Emergent BioSolutions, Inc. (a)	342	24,911
Employers Holdings, Inc.	325	14,609
Enanta Pharmaceuticals, Inc. (a)	83	6,569
Encompass Health Corp.	5,876	441,934
Ennis, Inc.	9,360	182,801
Enova International, Inc. (a)	6,374	141,120
Equity LifeStyle Properties, Inc.	945	94,056
Esperion Therapeutics, Inc. (a)	104	5,529
Etsy Inc. (a)	244	13,186
Evercore, Inc., Class A	9,306	768,303
Exact Sciences Corp. (a)	1,092	85,154
Exantas Capital Corp.	2,165	24,183
Exelixis, Inc. (a)	3,300	67,023
Extended Stay America, Inc.	19,214	349,695
FibroGen, Inc. (a)	676	29,311
Financial Institutions, Inc.	2,546	76,584
First American Financial Corp.	835	40,356
Five Below, Inc. (a)	633	66,332
G1 Therapeutics, Inc. (a)	93	3,555
Genomic Health, Inc. (a)	283	22,371
Global Blood Therapeutics, Inc. (a)(c)	365	11,512
Globus Medical, Inc., Class A (a)	1,207	58,286
Great Southern Bancorp, Inc.	205	11,127
Greenhill & Co., Inc.	2,252	52,990
H&E Equipment Services, Inc.	2,689	59,561
Haemonetics Corp. (a)	686	73,594
Halozyme Therapeutics, Inc. (a)	1,168	19,284

Security	Shares	Value

United States (continued)
HEICO Corp.	137	$11,579
HEICO Corp., Class A	307	20,729
Heidrick & Struggles International, Inc.	14,312	524,678
Helen of Troy Ltd. (a)	2,215	316,811
Herc Holdings, Inc. (a)(c)	1,220	43,517
Heron Therapeutics, Inc. (a)(c)	409	11,751
Highwoods Properties, Inc.	9,174	397,876
Hubbell, Inc.	541	59,597
HubSpot, Inc. (a)	841	116,924
Huntsman Corp.	1,946	39,348
IDACORP, Inc.	3,058	300,418
ImmunoGen, Inc. (a)	900	4,959
Immunomedics, Inc. (a)(c)	894	17,960
Insmed, Inc. (a)	592	10,603
Insperity, Inc.	7,812	781,512
Intercept Pharmaceuticals, Inc. (a)	160	17,746
Intrexon Corp. (a)	149	1,460
Ionis Pharmaceuticals, Inc. (a)(c)	1,126	65,635
Iovance Biotherapeutics, Inc. (a)	303	2,930
Ironwood Pharmaceuticals, Inc. (a)	1,122	15,506
ITT, Inc.	1,302	72,196
K12, Inc. (a)	1,257	29,992
Kforce, Inc.	9,588	303,844
Lakeland Financial Corp.	2,398	111,027
Lamar Advertising Co., Class A	122	9,253
Landstar System, Inc.	2,471	269,537
Laredo Petroleum, Inc. (a)	37,439	163,608
Ligand Pharmaceuticals, Inc. (a)	260	41,020
Loxo Oncology, Inc. (a)	260	36,509
MacroGenics, Inc. (a)	595	10,240
Madrigal Pharmaceuticals, Inc. (a)(c)	48	5,551
MarineMax, Inc. (a)	4,262	90,482
Masimo Corp. (a)	3,630	400,825
Materion Corp.	12,260	648,309
Matrix Service Co. (a)	287	5,866
McGrath RentCorp	14,351	766,774
MDC Holdings, Inc.	2,952	86,936
Medpace Holdings, Inc. (a)	10,356	641,140
Meritor, Inc. (a)	6,242	102,993
Momenta Pharmaceuticals, Inc. (a)	1,230	14,563
Movado Group, Inc.	4,972	187,146
Myriad Genetics, Inc. (a)	567	18,280
National General Holdings Corp.	874	23,205
National Instruments Corp.	16,513	808,477
NCI Building Systems, Inc. (a)	32,785	372,110
Neurocrine Biosciences, Inc. (a)	910	80,326
New Relic, Inc. (a)(c)	5,897	514,160
OMNOVA Solutions, Inc. (a)	2,452	19,984
OPKO Health, Inc. (a)	2,336	8,737
Oshkosh Corp.	11,066	789,337
Otter Tail Corp.	1,574	77,000
PacWest BanCorp	18,634	749,832
Portland General Electric Co.	5,258	253,173
Portola Pharmaceuticals, Inc. (a)(c)	382	8,347
PotlatchDeltic Corp.	107	3,970
Protective Insurance Corp., Class B	1,184	24,734
PTC Therapeutics, Inc. (a)	171	6,074
Puma Biotechnology, Inc. (a)(c)	159	3,695
Pure Storage, Inc., Class A (a)(c)	8,510	160,924
RE/MAX Holdings, Inc., Class A	5,328	175,664
Regal Beloit Corp.	2,496	195,137
REGENXBIO, Inc. (a)	280	16,775
Reliance Steel & Aluminum Co.	7,046	566,851
Repligen Corp. (a)	280	18,108
Resources Connection, Inc.	2,162	36,408
Retrophin, Inc. (a)	126	3,092
RingCentral, Inc., Class A (a)	525	43,523
Ruth’s Hospitality Group, Inc.	11,188	273,770
Ryder System, Inc.	3,860	218,360
Ryman Hospitality Properties, Inc.	2,478	183,645

4

Schedule of Investments (unaudited) (continued) November 30, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Sage Therapeutics, Inc. (a)	423	$48,768
Sangamo Therapeutics, Inc. (a)	636	7,867
Sarepta Therapeutics, Inc. (a)(c)	564	73,021
Schnitzer Steel Industries, Inc., Class A	1,273	35,657
SEACOR Holdings, Inc. (a)	136	5,649
SeaWorld Entertainment, Inc. (a)	2,866	81,624
Shoe Carnival, Inc.	1,897	71,953
Signet Jewelers Ltd.	2,017	106,296
Simpson Manufacturing Co., Inc.	11,397	666,725
SITE Centers Corp.	594	7,389
Spark Therapeutics, Inc. (a)	255	10,743
Spectrum Brands Holdings, Inc.	373	18,418
Spectrum Pharmaceuticals, Inc. (a)	652	9,428
SPS Commerce, Inc. (a)	3,015	256,968
Synovus Financial Corp.	21,441	810,684
Taubman Centers, Inc.	1,033	54,687
TCF Financial Corp.	253	5,690
Teledyne Technologies, Inc. (a)	11	2,470
Telephone & Data Systems, Inc.	14,365	513,262
Texas Capital Bancshares, Inc. (a)	5,076	302,834
Tier REIT, Inc.	12,156	286,152
Titan Machinery, Inc. (a)	3,866	67,771
TopBuild Corp. (a)	803	40,913
Tower International, Inc.	11,686	328,610
TriNet Group, Inc. (a)	107	4,912
U.S. Physical Therapy, Inc.	538	64,017
Ultragenyx Pharmaceutical, Inc. (a)	341	18,301
UniFirst Corp.	58	8,956
Unit Corp. (a)	690	14,352
United States Cellular Corp. (a)	291	16,255
Universal Logistics Holdings, Inc.	5,589	130,615
Urban Outfitters, Inc. (a)	16,288	620,410
USANA Health Sciences, Inc. (a)	2,677	327,611
Vanda Pharmaceuticals, Inc. (a)	264	6,611
Washington Federal, Inc.	1,062	30,596
Weingarten Realty Investors	1,208	34,863
Werner Enterprises, Inc.	1,262	42,731
WESCO International, Inc. (a)	685	36,586
Westwood Holdings Group, Inc.	1,774	69,576
Wingstop, Inc.	518	33,991
WR Grace & Co.	12,644	807,193
Xencor, Inc. (a)	355	14,914
Zebra Technologies Corp., Class A (a)	2,138	384,412
Zumiez, Inc. (a)	2,221	43,798

		31,995,222

Total Long-Term Investments — 102.2% (Cost: $64,104,949)		62,735,089

Security		Shares	Value

Short-Term Securities — 2.6%

Money Market Funds — 1.0%
SL Liquidity Series, LLC, Money Market Series, 2.42% (d)(e)(f)		613,572	$613,510

Total Money Market Funds — 1.0% (Cost: $613,537)			613,510

		Par (000)

Time Deposits — 1.6%

Australia — 0.1%
Brown Brothers Harriman & Co., 0.75%, 12/03/18	AUD	63	46,377

Canada — 0.1%
Brown Brothers Harriman & Co., 0.83%, 12/03/18	CAD	48	36,291

Europe — 0.4%
BNP Paribas S.A., (0.57)%, 12/03/18	EUR	221	249,725

Hong Kong — 0.0%
HSBC, 0.79%, 12/03/18	HKD	178	22,809

Japan — 0.3%
Sumitomo, Tokyo, (0.27)%, 12/03/18	JPY	20,733	182,645

Singapore — 0.0%
Deutsche Bank, 0.82%, 12/03/18	SGD	13	9,131

United Kingdom — 0.2%
Citibank, London, 0.36%, 12/03/18	GBP	93	118,760

United States — 0.5%
Sumitomo, Tokyo, 2.19%, 12/03/18	USD	272	272,443

Total Time Deposits — 1.6% (Cost: $939,426)			938,181

Total Short-Term Securities — 2.6% (Cost: $1,552,963)			1,551,691

Total Investments — 104.8% (Cost: $65,657,912)			64,286,780

Liabilities in Excess of Other Assets — (4.8)%			(2,916,433)

Net Assets — 100.0%			$61,370,347

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	344,835	268,737	613,572	$613,510	$493	(a)	$(193)	$(61)

(a)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) November 30, 2018	Advantage Global SmallCap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/13/18	107	$(344)
FTSE 100 Index	1	12/21/18	90	(435)
Mini MSCI Emerging Markets Index	2	12/21/18	100	526
Nikkei 225 Yen Index	1	12/21/18	99	680
Russell 2000 E-Mini Index	6	12/21/18	460	4,602

				$5,029

Currency Abbreviations
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

SGD	Singapore Dollar

USD	U.S. Dollar

Portfolio Abbreviations
ADR	American Depositary Receipts

NVDR	Non-Voting Depositary Receipts

SDR	Special Drawing Rights

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) November 30, 2018	Advantage Global SmallCap Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$830,444	$—	$830,444
Austria	—	97,891	—	97,891
Belgium	—	44,449	—	44,449
Brazil	651,952	—	—	651,952
Canada	2,279,720	—	—	2,279,720
China	51,085	693,685	—	744,770
Denmark	—	1,353,505	—	1,353,505
Finland	—	893,381	—	893,381
France	—	678,184	—	678,184
Germany	—	976,239	—	976,239
Hong Kong	29	636,156	—	636,185
Hungary	—	64,279	—	64,279
India	—	1,722,615	—	1,722,615
Indonesia	—	5,620	—	5,620
Israel	702,517	—	—	702,517
Italy	—	231,297	—	231,297
Japan	78,267	6,914,568	—	6,992,835
Malaysia	—	174,234	—	174,234
Malta	—	232,679	—	232,679
Mexico	628,853	—	—	628,853
Netherlands	—	28,402	—	28,402
Norway	—	971,412	—	971,412
Poland	—	142,328	—	142,328
Portugal	83,114	644,948	—	728,062
Puerto Rico	22,247	—	—	22,247
Singapore	—	17,555	—	17,555
South Africa	517,271	—	—	517,271
South Korea	84,928	279,944	—	364,872
Spain	5,999	98,785	—	104,784
Sweden	60,282	1,460,578	—	1,520,860
Switzerland	—	372,241	—	372,241
Taiwan	—	887,270	—	887,270
Thailand	5,602	953,697	—	959,299
Turkey	—	615,134	—	615,134
United Kingdom	978,885	2,567,596	—	3,546,481
United States	31,995,222	—	—	31,995,222
Short-Term Securities	—	938,181	—	938,181

Subtotal	$38,145,973	$25,527,297	$—	$63,673,270

Investments Valued at NAV(a)				613,510

Total Investments				$64,286,780

Derivative Financial Instruments(b)
Assets:
Equity contracts	$5,808	$—	$—	$5,808
Liabilities:
Equity contracts	(779)	—	—	(779)

	$5,029	$—	$—	$5,029

(a)	As of November 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended November 30, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) November 30, 2018	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.2%

Aerospace & Defense — 0.9%
BAE Systems PLC	89,670	$563,694

Auto Components — 0.9%
Adient PLC	6,893	163,226
Garrett Motion, Inc. (a)	19,360	222,640
Magna International, Inc.	3,855	192,249

		578,115

Automobiles — 0.4%
Ford Motor Co.	29,740	279,853

Banks — 6.6%
KeyCorp	67,920	1,245,653
Popular, Inc.	12,938	729,703
Regions Financial Corp.	87,841	1,444,984
SunTrust Banks, Inc.	11,977	750,838

		4,171,178

Beverages — 0.3%
Molson Coors Brewing Co., Class B	2,510	165,083

Building Products — 2.8%
Johnson Controls International PLC	25,350	881,673
Masco Corp.	10,710	339,400
Owens Corning	10,812	563,846

		1,784,919

Capital Markets — 2.2%
Blackstone Group LP	13,420	452,657
Raymond James Financial, Inc.	4,140	330,082
State Street Corp.	8,840	645,497

		1,428,236

Chemicals — 1.8%
Cabot Corp.	5,920	291,264
Eastman Chemical Co.	7,662	603,919
Huntsman Corp.	13,598	274,952

		1,170,135

Commercial Services & Supplies — 1.0%
KAR Auction Services, Inc.	11,320	646,825

Communications Equipment — 1.6%
Motorola Solutions, Inc.	4,396	576,975
Nokia OYJ — ADR	28,070	153,543
Telefonaktiebolaget LM Ericsson, Class B	34,250	287,460

		1,017,978

Construction Materials — 0.6%
CRH PLC	13,192	362,711

Containers & Packaging — 2.0%
International Paper Co.	8,600	397,234
Packaging Corp. of America	3,013	294,732
Westrock Co.	12,925	608,897

		1,300,863

Diversified Consumer Services — 0.5%
H&R Block, Inc.	12,770	344,918

Diversified Financial Services — 1.8%
AXA Equitable Holdings, Inc.	15,822	311,377
Jefferies Financial Group, Inc.	37,275	814,459

		1,125,836

Diversified Telecommunication Services — 0.5%
BCE, Inc.	6,994	299,903

Electric Utilities — 5.6%
Edison International	4,046	223,825
Entergy Corp.	8,025	698,656

Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	11,512	$683,467
FirstEnergy Corp.	42,775	1,618,178
PG&E Corp. (a)	13,080	345,050

		3,569,176

Electrical Equipment — 1.1%
Hubbell, Inc.	4,020	442,843
nVent Electric PLC	9,671	241,968

		684,811

Electronic Equipment, Instruments & Components — 4.8%
Avnet, Inc.	23,039	1,009,569
CDW Corp.	14,537	1,347,289
Dolby Laboratories, Inc., Class A	5,990	421,696
TE Connectivity Ltd.	3,850	296,180

		3,074,734

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	5,947	135,711
Halliburton Co.	7,400	232,582

		368,293

Equity Real Estate Investment Trusts (REITs) — 6.3%
Crown Castle International Corp.	5,754	661,135
Duke Realty Corp.	11,089	315,593
Lamar Advertising Co., Class A	17,710	1,343,126
Prologis, Inc.	17,811	1,199,393
Rayonier, Inc.	7,704	243,678
Welltower, Inc.	3,123	225,887

		3,988,812

Food Products — 2.4%
Bunge Ltd.	7,810	445,717
Danone SA	4,390	327,783
Ingredion, Inc.	4,275	446,567
Kellogg Co.	4,712	299,919

		1,519,986

Health Care Equipment & Supplies — 4.6%
ConvaTec Group PLC (b)	155,580	302,379
Koninklijke Philips NV	36,561	1,386,395
Smith & Nephew PLC — ADR	9,143	340,668
Zimmer Biomet Holdings, Inc.	7,898	924,224

		2,953,666

Health Care Providers & Services — 6.5%
AmerisourceBergen Corp.	2,140	190,246
Cardinal Health, Inc.	7,638	418,792
Cigna Corp.	2,932	654,950
Express Scripts Holding Co. (a)	6,947	704,912
Humana, Inc.	3,469	1,142,931
Laboratory Corp. of America Holdings (a)	1,860	270,890
McKesson Corp.	3,215	400,268
Quest Diagnostics, Inc.	3,586	317,612

		4,100,601

Household Durables — 1.4%
Newell Brands, Inc.	28,900	676,260
Whirlpool Corp.	1,934	243,935

		920,195

Household Products — 0.7%
Energizer Holdings, Inc.	9,594	430,099

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	8,975	139,023

Insurance — 12.7%
Allstate Corp.	4,791	427,309
American International Group, Inc.	3,860	166,945

1

Schedule of Investments (unaudited) (continued) November 30, 2018	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	14,009	$1,079,674
Assurant, Inc.	8,979	873,118
Assured Guaranty Ltd.	25,319	1,033,522
Brighthouse Financial, Inc. (a)	42,507	1,711,332
Everest Re Group Ltd.	1,164	258,501
Hartford Financial Services Group, Inc.	18,098	799,751
Marsh & McLennan Cos., Inc.	5,890	522,443
MetLife, Inc.	14,672	654,811
Travelers Cos., Inc.	1,150	149,925
White Mountains Insurance Group Ltd. (c)	410	380,787

		8,058,118

IT Services — 2.8%
Amdocs Ltd.	5,050	327,795
Cognizant Technology Solutions Corp., Class A	7,566	538,926
Fidelity National Information Services, Inc.	8,188	883,895

		1,750,616

Leisure Products — 1.0%
Mattel, Inc. (a)	19,442	270,244
Polaris Industries, Inc.	4,030	390,910

		661,154

Machinery — 2.1%
Allison Transmission Holdings, Inc.	15,340	722,667
Pentair PLC	9,561	408,255
Stanley Black & Decker, Inc.	1,325	173,376

		1,304,298

Media — 0.6%
Discovery, Inc., Class C (a)	13,438	375,323

Metals & Mining — 0.7%
Nucor Corp.	6,933	418,823

Multiline Retail — 0.6%
Dollar General Corp.	3,557	394,791

Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc.	14,198	793,668

Oil, Gas & Consumable Fuels — 6.9%
Devon Energy Corp.	20,022	541,195
Hess Corp.	20,843	1,123,229
Marathon Oil Corp.	35,612	594,364
Marathon Petroleum Corp.	10,122	659,550
Valero Energy Corp.	3,640	290,836
Williams Cos., Inc.	45,118	1,142,388

		4,351,562

Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	5,667	373,852

Pharmaceuticals — 0.7%
Mylan NV (a)	13,460	455,756

Professional Services — 0.6%
Experian PLC	6,673	162,790
Nielsen Holdings PLC	7,106	193,070

		355,860

Real Estate Management & Development — 0.5%
Realogy Holdings Corp.	16,537	318,503

Road & Rail — 0.7%
Norfolk Southern Corp.	2,484	424,118

Semiconductors & Semiconductor Equipment — 0.5%
Xilinx, Inc.	3,707	342,823

Software — 2.8%
Constellation Software, Inc.	1,258	862,814

Security	Shares	Value

Software (continued)
Dell Technologies, Inc., Class V (a)	8,430	$889,196

		1,752,010

Specialty Retail — 0.9%
Signet Jewelers Ltd.	2,980	157,046
Williams-Sonoma, Inc.	7,186	406,943

		563,989

Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc.	7,980	183,540

Wireless Telecommunication Services — 2.9%
Telephone & Data Systems, Inc.	51,071	1,824,767

Total Long-Term Investments — 97.2% (Cost: $59,664,381)		61,693,214

	Par (000)
Short-Term Securities — 2.3%

Time Deposits — 2.3%

United States — 2.3%
Citibank, New York, 2.19%, 12/03/18	USD 1,456	1,455,852

Total Short-Term Securities — 2.3% (Cost: $1,455,852)		1,455,852

Total Investments — 99.5% (Cost: $61,120,233)		63,149,066

Other Assets Less Liabilities — 0.5%		315,091

Net Assets — 100.0%		$63,464,157

2

Schedule of Investments (unaudited) (continued) November 30, 2018	Mid Cap Dividend Fund

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.

During the period ended November 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	667,945	(667,945)	—	—	$123	(a)	$(91)	$65

(a)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Currency Abbreviation

USD	U.S. Dollar

Portfolio Abbreviation
ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$—	$563,694	$—	$563,694
Auto Components	578,115	—	—	578,115
Automobiles	279,853	—	—	279,853
Banks	4,171,178	—	—	4,171,178
Beverages	165,083	—	—	165,083
Building Products	1,784,919	—	—	1,784,919
Capital Markets	1,428,236	—	—	1,428,236
Chemicals	1,170,135	—	—	1,170,135
Commercial Services & Supplies	646,825	—	—	646,825
Communications Equipment	730,518	287,460	—	1,017,978
Construction Materials	—	362,711	—	362,711
Containers & Packaging	1,300,863	—	—	1,300,863

3

Schedule of Investments (unaudited) (continued) November 30, 2018	Mid Cap Dividend Fund

	Level 1	Level 2	Level 3	Total
Diversified Consumer Services	$344,918	$—	$—	$344,918
Diversified Financial Services	1,125,836	—	—	1,125,836
Diversified Telecommunication Services	299,903	—	—	299,903
Electric Utilities	3,569,176	—	—	3,569,176
Electrical Equipment	684,811	—	—	684,811
Electronic Equipment, Instruments & Components	3,074,734	—	—	3,074,734
Energy Equipment & Services	368,293	—	—	368,293
Equity Real Estate Investment Trusts (REITs)	3,988,812	—	—	3,988,812
Food Products	1,192,203	327,783	—	1,519,986
Health Care Equipment & Supplies	1,264,892	1,688,774	—	2,953,666
Health Care Providers & Services	4,100,601	—	—	4,100,601
Household Durables	920,195	—	—	920,195
Household Products	430,099	—	—	430,099
Independent Power and Renewable Electricity Producers	139,023	—	—	139,023
Insurance	8,058,118	—	—	8,058,118
IT Services	1,750,616	—	—	1,750,616
Leisure Products	661,154	—	—	661,154
Machinery	1,304,298	—	—	1,304,298
Media	375,323	—	—	375,323
Metals & Mining	418,823	—	—	418,823
Multiline Retail	394,791	—	—	394,791
Multi-Utilities	793,668	—	—	793,668
Oil, Gas & Consumable Fuels	4,351,562	—	—	4,351,562
Personal Products	373,852	—	—	373,852
Pharmaceuticals	455,756	—	—	455,756
Professional Services	193,070	162,790	—	355,860
Real Estate Management & Development	318,503	—	—	318,503
Road & Rail	424,118	—	—	424,118
Semiconductors & Semiconductor Equipment	342,823	—	—	342,823
Software	1,752,010	—	—	1,752,010
Specialty Retail	563,989	—	—	563,989
Technology Hardware, Storage & Peripherals	183,540	—	—	183,540
Wireless Telecommunication Services	1,824,767	—	—	1,824,767
Short-Term Securities	—	1,455,852	—	1,455,852

Total Investments	$58,300,002	$4,849,064	$—	$63,149,066

During the period ended November 30, 2018, there were no transfers between levels.

4

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: January 18, 2019